Advantage II Variable Annuity
                         Advantage III Variable Annuity
                       National Advantage Variable Annuity

                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C

                         Supplement dated June 27, 2007
                        to Prospectuses Dated May 1, 2007

This supplement will alter the prospectuses listed above in the following manner:

On page two of the prospectuses listed above under "Separate Account Investment Portfolios" the following will change names as of June 30, 2007.

Rydex VT Government Long Bond Advantage Fund will change its name to Rydex VT Government Long Bond 1.2x

Strategy Fund Rydex VT Inverse Government Long Bond Fund will change its name to Rydex VT Inverse Government Long Bond Strategy Fund

Rydex VT Inverse OTC Fund will change its name to Rydex VT Inverse OTC Strategy Fund

Rydex VT Inverse S&P 500 Fund will change its name to Rydex VT Inverse S&P 500 Strategy Fund

Under "Our Separate Account And Its Investment Divisions" subsection "Investment Policies Of The Funds' Portfolios" the following will change names in the table as of June 30, 2007.

Rydex VT Government Long Bond Advantage Fund will change its name to Rydex VT Government Long Bond 1.2x Strategy Fund

Rydex VT Inverse Government Long Bond Fund will change its name to Rydex VT Inverse Government Long Bond Strategy Fund

Rydex VT Inverse OTC Fund will change its name to Rydex VT Inverse OTC Strategy Fund

Rydex VT Inverse S&P 500 Fund will change its name to Rydex VT Inverse S&P 500 Strategy Fund